LEASE (Details)	12 Months Ended
	Sep. 30, 2024 USD ($) lease	Sep. 30, 2023 USD ($)	Sep. 30, 2021 USD ($)	Mar. 31, 2025 USD ($)
LEASE
Number of operating leases | lease	1
Operating lease expenses	$ 30,275	$ 63,480	$ 109,346
Operating Lease Assets:
Total operating lease assets				$ 179,785
Operating lease obligations:
Current operating lease liabilities				101,814
Non-current operating lease liabilities				78,759
Total Lease liabilities				$ 180,573